Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable

5.    ACCOUNTS RECEIVABLE

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Accounts receivable	2,264,660	3,758,324	605,732
Allowance for doubtful accounts	(43,814)	(93,877)	(15,130)

	2,220,846	3,664,447	590,602

The movements in the allowance for doubtful accounts were as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	5,806	5,768	43,814	7,062
Amounts (credited against) charged to expenses	(38)	38,046	50,063	8,068

Balance as of December 31	5,768	43,814	93,877	15,130